Share-Based Payments Share-Based Payments - Valuation Assumptions of Performance Total Shareholder Return Units (Details) - Performance Total Shareholder Return Unit (PTSRUs) [Member]	12 Months Ended
	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	3.69%	[1]
Risk-free interest rate	2.25%	[2]
Expected stock price volatility	16.12%	[3]
Contractual term (years)	5 years

[1]	Determined using a constant dividend yield during the expected term of the PTSRU.
[2]	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
[3]	Determined using implied volatility, after consideration of historical volatility.